Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 13,243,816	¥ 9,837,768
Fair value of securities and bills accepted as collateral	16,777,657	15,701,634
Fair value of securities sold or repledged to others	¥ 12,023,020	¥ 10,446,835